Income Tax - Schedule of Federal Income Tax Rate to The Company's Effective Tax Rate (Detail)	5 Months Ended
Dec. 31, 2020
Schedule Of Federal Income Tax Rate To The Company S Effective Tax Rate [Abstract]
Statutory federal income tax rate	21.00%
Change in fair value of derivative warrant liabilities	(17.00%)
Transaction costs allocated to derivative warrant liabilities	(3.30%)
State taxes, net of federal tax benefit	0.00%
Change in valuation allowance	(0.70%)
Income tax provision	0.00%